Major Customers and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2018	2017
	Unaudited

Israel	$3,593	$2,714
Asia	2,540	3,929
North America	5,528	3,085
Latin America	214	264
Europe	721	-
Total	$12,596	$9,992

Schedule of Revenue from Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:(*)

	Six months ended
	June 30,
	2018	2017
	Unaudited
	%

Customer A	11	6
Customer B	20	10
Customer C	8	24
Customer D	9	12
Customer E	10	3
Customer F	11	-

(*) as defined in DEC-17 financials.